Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 13,568	$ 13,704
Amortized cost	48,466	24,472
FVOCI Securities	$ 73,407	64,515
Bottom of range [member]
Disclosure of financial assets [line items]
Company own voting rights of shares	20.00%
Top of range [member]
Disclosure of financial assets [line items]
Company own voting rights of shares	50.00%
Debt securities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 48,466	24,472
FVOCI Securities	73,314	64,434
Allowance for credit losses of amortized cost	1	1
Allowance for credit losses of FVOCI securities	4	2
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	2,420	2,899
Unrealized gain loss through profit or loss from securities held by insurance subsidiary [member]
Disclosure of financial assets [line items]
Fair value of investment through profit loss increase (decrease) in non-interest revenue, insurance revenue	281	1,006	$ 372
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 11,148	$ 10,805